Schedule of investments
Delaware Ivy Multi-Asset Income Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.74%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	45,547	$ 41,088
2.50% 8/1/36	48,470	44,624
3.00% 11/1/33	15,422	14,720

Fannie Mae S.F. 20 yr 4.00% 9/1/42	58,267	55,862
Fannie Mae S.F. 30 yr
2.00% 3/1/51	192,268	157,856
3.00% 1/1/50	308,862	277,083
3.50% 6/1/51	265,557	244,897
3.50% 6/1/52	145,249	133,277
4.00% 5/1/51	43,716	41,820
4.50% 1/1/50	120,293	120,138
4.50% 10/1/52	113,198	109,763
4.50% 2/1/53	127,279	123,417
5.50% 8/1/52	130,288	131,071
5.50% 10/1/52	6,202	6,252
5.50% 3/1/53	37,058	37,208
6.00% 6/1/53	50,497	51,273
6.00% 9/1/53	93,982	95,426
Freddie Mac S.F. 20 yr
2.00% 8/1/42	66,590	57,313
2.50% 9/1/42	34,726	30,877
3.00% 5/1/40	264,196	244,184
Freddie Mac S.F. 30 yr
2.50% 7/1/50	327,324	280,865
4.00% 8/1/52	162,567	154,399
4.00% 9/1/52	43,512	41,165
4.50% 10/1/52	11,108	10,771
5.00% 6/1/53	211,893	209,628
5.50% 9/1/52	29,423	29,956
5.50% 10/1/52	78,122	78,596
Total Agency Mortgage-Backed Securities (cost $2,954,231)		2,823,529

Convertible Bond — 0.84%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	360,230	867,216
Total Convertible Bond (cost $350,082)		867,216

Corporate Bonds — 35.51%
Banking — 1.17%
Bank of America
2.972% 2/4/33 μ	40,000	34,049
5.819% 9/15/29 μ	60,000	61,974
5.872% 9/15/34 μ	30,000	31,422
6.204% 11/10/28 μ	95,000	99,157

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	15,000	$ 14,655
Citigroup 5.61% 9/29/26 μ	25,000	25,201
Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	44,641
Goldman Sachs Group
1.542% 9/10/27 μ	180,000	163,335
6.484% 10/24/29 μ	65,000	69,015

Huntington Bancshares 6.208% 8/21/29 μ	65,000	67,063
JPMorgan Chase & Co.
1.953% 2/4/32 μ	220,000	178,894
5.35% 6/1/34 μ	18,000	18,267
6.254% 10/23/34 μ	27,000	29,283

KeyBank 5.85% 11/15/27	30,000	30,000
Morgan Stanley
5.25% 4/21/34 μ	21,000	21,008
6.296% 10/18/28 μ	33,000	34,587
6.407% 11/1/29 μ	40,000	42,419
6.627% 11/1/34 μ	55,000	60,923

PNC Financial Services Group 6.875% 10/20/34 μ	35,000	38,870
SVB Financial Group 4.57% 4/29/33 ‡	74,000	48,932
Truist Financial 7.161% 10/30/29 μ	10,000	10,807
US Bancorp
4.653% 2/1/29 μ	56,000	55,150
6.787% 10/26/27 μ	25,000	26,114
		1,205,766
Basic Industry — 1.68%
BHP Billiton Finance USA 5.25% 9/8/30	60,000	62,195
Chemours 144A 5.75% 11/15/28 #	210,000	200,305
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	170,250
144A 8.625% 6/1/31 #	330,000	280,088

FMG Resources August 2006 144A 5.875% 4/15/30 #	400,000	396,891
NOVA Chemicals 144A 8.50% 11/15/28 #	45,000	47,246
Novelis 144A 4.75% 1/30/30 #	500,000	471,027
Sherwin-Williams 3.30% 5/15/50	145,000	106,583
		1,734,585
Brokerage — 0.62%
Jefferies Financial Group 5.875% 7/21/28	156,000	160,056
NQ- IV930 [1223] 0224 (3377354)    1

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
NFP
144A 6.875% 8/15/28 #	309,000	$ 314,354
144A 7.50% 10/1/30 #	155,000	165,108
		639,518
Capital Goods — 3.94%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	320,000	149,851
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	150,000	131,397
144A 4.00% 9/1/29 #	200,000	169,547
Bombardier
144A 6.00% 2/15/28 #	270,000	263,380
144A 7.50% 2/1/29 #	134,000	136,337
144A 8.75% 11/15/30 #	75,000	79,947

Canpack 144A 3.875% 11/15/29 #	154,000	132,176
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	165,000	154,040
CP Atlas Buyer 144A 7.00% 12/1/28 #	395,000	344,353
GFL Environmental
144A 5.125% 12/15/26 #	78,000	77,228
144A 6.75% 1/15/31 #	130,000	134,099
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	356,503
144A 9.25% 4/15/27 #	125,000	122,830

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	360,000	333,605
Sealed Air 144A 5.00% 4/15/29 #	220,000	212,982
Standard Industries
144A 3.375% 1/15/31 #	320,000	275,763
144A 4.375% 7/15/30 #	40,000	36,783
144A 4.75% 1/15/28 #	38,000	36,608

TransDigm 144A 6.875% 12/15/30 #	340,000	350,423
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	657,000	26,280
White Cap Buyer 144A 6.875% 10/15/28 #	345,000	334,395
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	203,000	202,323
		4,060,850
Communications — 7.27%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	311,000	286,929
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Altice France 144A 5.125% 7/15/29 #		254,000	$ 197,957
AMC Networks 4.25% 2/15/29		340,000	259,762
AT&T 3.50% 9/15/53		110,000	79,918
CCO Holdings
144A 4.50% 8/15/30 #		476,000	429,742
144A 5.375% 6/1/29 #		245,000	231,275

Charter Communications Operating 3.85% 4/1/61		95,000	59,290
CMG Media 144A 8.875% 12/15/27 #		485,000	385,122
Comcast 4.55% 1/15/29		45,000	45,220
Connect Finco 144A 6.75% 10/1/26 #		200,000	198,977
Consolidated Communications
144A 5.00% 10/1/28 #		122,000	100,172
144A 6.50% 10/1/28 #		620,000	537,850
CSC Holdings
144A 5.00% 11/15/31 #		254,000	153,955
144A 5.375% 2/1/28 #		285,000	252,018
144A 5.75% 1/15/30 #		402,000	250,663

Cumulus Media New Holdings 144A 6.75% 7/1/26 #		420,000	283,246
Digicel International Finance 144A 8.75% 5/25/24 #		411,000	384,815
Directv Financing 144A 5.875% 8/15/27 #		338,000	317,854
DISH DBS 144A 5.75% 12/1/28 #		385,000	307,798
Frontier Communications Holdings
144A 5.00% 5/1/28 #		41,000	37,929
144A 5.875% 10/15/27 #		329,000	318,120
5.875% 11/1/29		80,847	68,407
144A 6.75% 5/1/29 #		139,000	124,439

Gray Escrow II 144A 5.375% 11/15/31 #		500,000	377,799
Gray Television 144A 4.75% 10/15/30 #		165,000	124,396
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	73,935
Northwest Fiber 144A 4.75% 4/30/27 #		530,000	506,571
Sable International Finance 144A 5.75% 9/7/27 #		240,000	226,930
Sirius XM Radio 144A 4.125% 7/1/30 #		595,000	530,974
T-Mobile USA 5.75% 1/15/34		25,000	26,528
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	236,879

2    NQ- IV930 [1223] 0224 (3377354)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Warnermedia Holdings 5.141% 3/15/52	90,000	$ 77,305
		7,492,775
Consumer Cyclical — 4.90%
Allison Transmission 144A 5.875% 6/1/29 #	440,000	438,942
Amazon.com 2.50% 6/3/50	105,000	69,950
Arches Buyer 144A 6.125% 12/1/28 #	409,000	354,237
Asbury Automotive Group
144A 4.625% 11/15/29 #	3,000	2,780
4.75% 3/1/30	235,830	220,411

Bath & Body Works 6.875% 11/1/35	375,000	380,232
Boyd Gaming
4.75% 12/1/27	255,000	245,814
144A 4.75% 6/15/31 #	110,000	101,078

Caesars Entertainment 144A 7.00% 2/15/30 #	275,000	282,167
Carnival
144A 5.75% 3/1/27 #	101,000	98,595
144A 6.00% 5/1/29 #	475,000	457,411

Clarios Global 144A 8.50% 5/15/27 #	240,000	241,287
Light & Wonder International 144A 7.25% 11/15/29 #	335,000	343,338
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	196,000	188,154
Michaels 144A 5.25% 5/1/28 #	163,000	128,987
Murphy Oil USA 4.75% 9/15/29	60,000	56,916
PetSmart 144A 7.75% 2/15/29 #	340,000	331,040
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	339,000	334,893
144A 7.25% 1/15/30 #	100,000	104,501

Scientific Games Holdings 144A 6.625% 3/1/30 #	415,000	392,845
Staples 144A 7.50% 4/15/26 #	219,000	203,942
VICI Properties 4.95% 2/15/30	75,000	72,848
		5,050,368
Consumer Non-Cyclical — 2.75%
Acushnet 144A 7.375% 10/15/28 #	119,000	124,226
Amgen
5.25% 3/2/30	45,000	46,281
5.25% 3/2/33	37,000	37,947

Bristol-Myers Squibb 5.90% 11/15/33	35,000	38,148
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	100,000	$ 87,625
144A 3.50% 4/1/30 #	10,000	8,710

CHS 144A 5.25% 5/15/30 #	300,000	251,318
CVS Health 2.70% 8/21/40	135,000	96,327
DaVita
144A 3.75% 2/15/31 #	160,000	131,661
144A 4.625% 6/1/30 #	100,000	87,387

Gilead Sciences 5.55% 10/15/53	40,000	43,376
HCA 3.50% 7/15/51	42,000	29,631
Heartland Dental 144A 8.50% 5/1/26 #	347,000	343,572
Legacy LifePoint Health 144A 4.375% 2/15/27 #	15,000	13,865
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	334,000	287,955
Medline Borrower
144A 3.875% 4/1/29 #	194,000	175,639
144A 5.25% 10/1/29 #	280,000	264,296

Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	344,000	220,509
Pfizer Investment Enterprises 5.30% 5/19/53	40,000	40,866
Tenet Healthcare
4.375% 1/15/30	305,000	282,985
6.125% 10/1/28	190,000	189,629

Zoetis 5.40% 11/14/25	25,000	25,216
		2,827,169
Electric — 1.52%
Appalachian Power 4.50% 8/1/32	35,000	33,716
Berkshire Hathaway Energy 2.85% 5/15/51	60,000	40,610
Calpine
144A 5.00% 2/1/31 #	250,000	229,506
144A 5.125% 3/15/28 #	235,000	225,460

Duke Energy Carolinas 4.95% 1/15/33	40,000	40,766
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	94,299
NextEra Energy Capital Holdings
3.00% 1/15/52	40,000	26,828
5.749% 9/1/25	20,000	20,197

Oglethorpe Power 144A 6.20% 12/1/53 #	10,000	10,754
Vistra 144A 7.00% 12/15/26 #, μ, ψ	715,000	705,254

NQ- IV930 [1223] 0224 (3377354)    3

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 4.30% 7/15/29 #	109,000	$ 102,145
144A 6.95% 10/15/33 #	30,000	31,609
		1,561,144
Energy — 6.11%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	309,000	287,811
144A 7.00% 11/1/26 #	214,000	215,679
Callon Petroleum
144A 7.50% 6/15/30 #	145,000	146,389
144A 8.00% 8/1/28 #	295,000	301,606

Cheniere Energy Partners 4.50% 10/1/29	70,000	67,043
Civitas Resources 144A 8.625% 11/1/30 #	185,000	196,390
CNX Midstream Partners 144A 4.75% 4/15/30 #	155,000	139,390
Diamondback Energy 4.25% 3/15/52	74,000	59,867
Enbridge 6.70% 11/15/53	30,000	34,932
EQM Midstream Partners
144A 4.75% 1/15/31 #	360,000	335,516
6.50% 7/15/48	130,000	133,398
Genesis Energy
7.75% 2/1/28	185,000	185,835
8.00% 1/15/27	164,000	166,838
8.25% 1/15/29	85,000	87,536
Hilcorp Energy I
144A 6.00% 2/1/31 #	225,000	217,719
144A 6.25% 4/15/32 #	520,000	500,966

Murphy Oil 6.375% 7/15/28	655,000	658,618
NuStar Logistics
6.00% 6/1/26	201,000	200,826
6.375% 10/1/30	200,000	200,638

Occidental Petroleum 6.125% 1/1/31	78,000	81,074
ONEOK
5.65% 11/1/28	20,000	20,719
5.80% 11/1/30	25,000	26,006
6.05% 9/1/33	17,000	18,020

Southwestern Energy 5.375% 3/15/30	490,000	479,047
Transocean 144A 8.00% 2/1/27 #	276,000	269,379
USA Compression Partners
6.875% 4/1/26	190,000	189,407
6.875% 9/1/27	285,000	281,934

Vital Energy 10.125% 1/15/28	440,000	452,458
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Weatherford International 144A 8.625% 4/30/30 #	320,000	$ 334,388
		6,289,429
Financials — 0.76%
AerCap Holdings 5.875% 10/10/79 μ	385,000	380,580
Air Lease 4.65% 6/15/26 μ, ψ	335,000	301,599
Aviation Capital Group 144A 3.50% 11/1/27 #	105,000	96,844
		779,023
Insurance — 1.70%
American International Group 5.125% 3/27/33	105,000	106,624
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, «	282,744	279,797
Athene Global Funding 144A 1.985% 8/19/28 #	45,000	38,912
Berkshire Hathaway Finance 3.85% 3/15/52	95,000	79,496
HUB International 144A 5.625% 12/1/29 #	265,000	253,138
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	290,000	304,904
144A 10.50% 12/15/30 #	215,000	226,947

Marsh & McLennan 5.70% 9/15/53	60,000	65,342
New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	61,369
UnitedHealth Group
4.20% 5/15/32	79,000	77,345
4.50% 4/15/33	56,000	55,665
5.05% 4/15/53	65,000	65,724

USI 144A 7.50% 1/15/32 #	130,000	133,256
		1,748,519
Natural Gas — 0.03%
Atmos Energy 2.85% 2/15/52	45,000	30,645
		30,645
Real Estate Investment Trusts — 0.04%
American Homes 4 Rent 3.625% 4/15/32	45,000	40,333
		40,333
Technology — 2.39%
Autodesk 2.40% 12/15/31	35,000	29,962
CDW 3.276% 12/1/28	45,000	41,335
CommScope Technologies 144A 6.00% 6/15/25 #	222,000	181,139

4    NQ- IV930 [1223] 0224 (3377354)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Entegris Escrow
144A 4.75% 4/15/29 #	75,000	$ 72,342
144A 5.95% 6/15/30 #	525,000	522,429

Iron Mountain 144A 5.25% 7/15/30 #	715,000	681,425
NCR Voyix 144A 5.00% 10/1/28 #	318,000	300,923
Oracle 3.60% 4/1/50	77,000	57,101
Seagate HDD Cayman
5.75% 12/1/34	123,000	118,343
144A 8.25% 12/15/29 #	115,000	124,115

Sensata Technologies 144A 4.00% 4/15/29 #	360,000	334,953
		2,464,067
Transportation — 0.63%
Azul Secured Finance 144A 11.93% 8/28/28 #	240,000	248,502
Burlington Northern Santa Fe 2.875% 6/15/52	55,000	38,488
ERAC USA Finance
144A 4.90% 5/1/33 #	55,000	54,956
144A 5.40% 5/1/53 #	20,000	21,013

Grupo Aeromexico 144A 8.50% 3/17/27 #	300,000	289,796
		652,755
Total Corporate Bonds (cost $37,621,435)		36,576,946

Non-Agency Commercial Mortgage-Backed Securities — 0.85%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	87,833
Series 2020-BN26 A4 2.403% 3/15/63	220,000	187,213
Series 2021-BN32 A5 2.643% 4/15/54	250,000	214,031
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	187,355
Series 2022-B33 A5 3.458% 3/15/55	225,000	199,724
Total Non-Agency Commercial Mortgage-Backed Securities (cost $901,478)		876,156

Loan Agreements — 0.56%
Foresight Energy Operating Tranche A 13.448% (SOFR03M + 8.10%) 6/30/27 •	209,680	204,438
	Principalamount°	Value (US $)

Loan Agreements (continued)
Form Technologies Tranche B 9.988% (SOFR03M + 4.60%) 7/22/25 •	993	$ 924
MLN US HoldCo 1st Lien 12.195% (SOFR03M + 6.80%) 10/18/27 •	871,480	174,296
MLN US HoldCo Tranche B 14.745% (SOFR03M + 9.35%) 10/18/27 •	376,000	48,880
Swf Holdings I 9.47% (SOFR01M + 4.11%) 10/6/28 •	166,043	148,317
Total Loan Agreements (cost $1,539,758)		576,855

US Treasury Obligations — 1.08%
US Treasury Bonds
2.25% 8/15/46	145,000	103,151
4.375% 8/15/43	35,000	35,738
4.75% 11/15/43	45,000	48,284
4.75% 11/15/53	25,000	28,041
US Treasury Notes
4.375% 11/30/28	130,000	133,047
4.50% 11/15/33	590,000	619,592
4.875% 10/31/28	135,000	140,949
Total US Treasury Obligations (cost $1,077,629)		1,108,802
	Number of shares
Common Stocks — 51.19%
Basic Industry — 0.62%
Foresight Energy =, †	31,163	635,105
Westmoreland Coal =, †	146	255
		635,360
Capital Goods — 0.46%
Otis Worldwide	5,255	470,165
		470,165
Communication Services — 0.31%
Orange	27,672	314,772
		314,772
Consumer Cyclical — 0.43%
Studio City International Holdings †	60,131	389,649
True Religion Apparel =, †	2	50,022
		439,671
Consumer Discretionary — 3.88%
adidas	3,857	784,141
Amadeus IT Group	11,459	820,743

NQ- IV930 [1223] 0224 (3377354)    5

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
H & M Hennes & Mauritz Class B	30,827	$ 539,821
Kering	846	372,643
LVMH Moet Hennessy Louis Vuitton	329	266,443
Sodexo	6,609	726,828
Studio City International Holdings ADR †	28,553	185,024
Swatch Group	1,123	305,235
		4,000,878
Consumer Non-Cyclical — 8.40%
Anheuser-Busch InBev	6,730	434,036
Clorox	5,880	838,429
Henry Schein †	10,472	792,835
Ingredion	6,975	756,997
Kimberly-Clark	4,134	502,322
Lamb Weston Holdings	5,930	640,974
Merck & Co.	6,839	745,588
Pfizer	20,890	601,423
Roche Holding	2,098	609,906
Securitas Class B	78,696	769,167
Smith & Nephew	61,272	842,312
Unilever	23,204	1,123,925
		8,657,914
Consumer Staples — 6.23%
Archer-Daniels-Midland	2,419	174,700
Bunge Global	3,289	332,025
Danone	16,035	1,038,744
Diageo	26,736	973,297
Essity Class B	24,430	605,539
Estee Lauder Class A	2,888	422,370
Kao	13,000	534,752
Koninklijke Ahold Delhaize	37,577	1,079,184
Nestle	10,813	1,253,642
		6,414,253
Energy — 3.49%
BP ADR	7,138	252,685
Chesapeake Energy	4,051	311,684
Chord Energy	514	85,442
Enbridge	11,231	404,301
Euronav	2,329	41,060
Kimbell Royalty Partners	20,792	312,920
Parex Resources	5,072	95,503
Permian Resources	11,119	151,218
Schlumberger	4,129	214,873
Shell	15,839	519,165
TC Energy	10,196	398,283
Tourmaline Oil	3,431	154,299
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Unit	6,249	$ 269,832
Valero Energy	2,918	379,340
		3,590,605
Financials — 1.02%
New Cotai =, †	318,315	306,524
Visa Class A	2,870	747,204
		1,053,728
Healthcare — 0.47%
Novo Nordisk Class B	4,658	481,548
		481,548
Home Builders — 0.07%
Lifestyle Communities	2,620	32,584
Sekisui House	1,900	42,204
		74,788
Industrials — 3.82%
Atlas Arteria	99,689	392,653
CCR	133,886	390,832
Enav 144A #	108,054	409,867
GrafTech International	30,704	67,242
Intertek Group	9,109	492,994
Knorr-Bremse	6,956	451,530
Kone Class B	2,890	144,079
Makita	14,500	400,035
Sacyr	115,345	398,049
Transurban Group	42,521	397,260
Vinci	3,093	388,231
		3,932,772
Materials — 4.95%
Air Liquide	4,617	897,673
Alcoa	7,302	248,268
Anglo American	19,089	479,482
CF Industries Holdings	1,407	111,857
Corteva	6,808	326,239
Endeavour Mining	8,841	197,999
ERO Copper †	12,011	189,903
Glencore	77,811	468,237
Hudbay Minerals	44,310	244,591
Kinross Gold	70,017	423,603
Newmont	12,765	528,343
Nutrien	7,714	434,530
Sylvamo	2,919	143,352
West Fraser Timber	1,612	137,909
Wheaton Precious Metals	5,340	263,476
		5,095,462
Real Estate — 1.33%
Crown Castle	3,180	366,304
Mitsubishi Estate	15,100	208,080

6    NQ- IV930 [1223] 0224 (3377354)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Sumitomo Realty & Development	5,700	$ 169,545
Weyerhaeuser	17,980	625,165
		1,369,094
REIT Diversified — 0.98%
CapitaLand Ascendas REIT	69,500	159,564
Charter Hall Group	9,740	79,913
CK Asset Holdings	12,500	62,752
DigitalBridge Group	2,150	37,711
Fastighets Balder Class B †	5,800	41,128
Inmobiliaria Colonial Socimi	7,890	57,052
Land Securities Group	7,660	68,815
Mapletree Logistics Trust	105,700	139,358
Mapletree Pan Asia Commercial Trust	51,800	61,622
Nomura Real Estate Master Fund	30	35,106
Shaftesbury Capital	16,541	29,117
Sun Hung Kai Properties	6,000	64,891
United Urban Investment	110	112,419
Wharf Real Estate Investment	19,000	64,238
		1,013,686
REIT Healthcare — 1.00%
Aedifica	360	25,296
Alexandria Real Estate Equities	1,880	238,328
Healthpeak Properties	8,710	172,458
Welltower	6,650	599,630
		1,035,712
REIT Industrial — 1.44%
Americold Realty Trust	8,970	271,522
Goodman Group	12,440	214,474
Mitsubishi Estate Logistics REIT Investment	22	58,433
Nippon Prologis REIT	65	125,114
Prologis	4,560	607,848
Segro	9,730	109,934
Warehouses De Pauw CVA	3,230	101,624
		1,488,949
REIT Information Technology — 1.21%
American Tower	820	177,022
Digital Realty Trust	2,830	380,861
Equinix	850	684,581
		1,242,464
REIT Lodging — 0.20%
Ryman Hospitality Properties	1,230	135,374
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Lodging (continued)
Xenia Hotels & Resorts	5,000	$ 68,100
		203,474
REIT Mall — 0.15%
Simon Property Group	1,080	154,051
		154,051
REIT Manufactured Housing — 0.45%
Equity LifeStyle Properties	2,660	187,636
Sun Communities	2,090	279,329
		466,965
REIT Multifamily — 1.31%
Advance Residence Investment	30	67,234
American Homes 4 Rent Class A	5,320	191,307
AvalonBay Communities	1,740	325,763
Boardwalk Real Estate Investment Trust	1,320	71,068
Canadian Apartment Properties REIT	2,930	107,908
CapitaLand Ascott Trust	1,904	1,428
Equity Residential	3,020	184,703
InterRent Real Estate Investment Trust	6,490	64,800
LEG Immobilien †	850	74,431
UNITE Group	8,070	107,390
Vonovia	4,860	153,123
		1,349,155
REIT Office — 0.38%
Castellum †	3,420	48,591
Derwent London	1,190	35,797
Fabege	3,290	35,294
Gecina	630	76,573
Nippon Building Fund	27	117,000
Tokyu REIT	45	54,383
Wihlborgs Fastigheter	2,490	23,268
		390,906
REIT Retail — 0.22%
Link REIT	31,423	176,462
Unibail-Rodamco-Westfield †	670	49,497
		225,959
REIT Self-Storage — 0.48%
Big Yellow Group	6,200	96,572
National Storage REIT	36,130	56,628
Public Storage	1,130	344,650
		497,850

NQ- IV930 [1223] 0224 (3377354)    7

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center — 0.68%
Agree Realty	5,120	$ 322,304
Federal Realty Investment Trust	1,470	151,483
Kite Realty Group Trust	9,880	225,857
		699,644
REIT Single Tenant — 0.39%
Realty Income	7,040	404,237
		404,237
REIT Specialty — 0.40%
Corp Inmobiliaria Vesta ADR	3,180	125,991
Invitation Homes	8,290	282,772
		408,763
Technology — 1.71%
Cellnex Telecom 144A #	13,049	513,698
NEXTDC †	6,550	61,284
SAP	7,740	1,191,797
		1,766,779
Utilities — 4.71%
APA Group	38,211	222,372
Enel	54,084	401,822
Hydro One 144A #	12,874	385,720
National Grid	29,863	402,726
NextEra Energy	6,286	381,812
Orsted 144A #	7,207	399,482
Pennon Group	39,850	381,723
PPL	14,458	391,812
Severn Trent	10,930	359,304
Snam	79,319	407,611
SSE	15,963	377,645
Terna - Rete Elettrica Nazionale	45,473	379,210
United Utilities Group	26,591	359,109
		4,850,348
Total Common Stocks (cost $52,152,107)		52,729,952

Preferred Stocks — 0.67%
Henkel AG & Co. 2.70% ω	8,500	683,687
True Religion Apparel 6.25% =, ω	2	10,280
Total Preferred Stocks (cost $715,725)		693,967

Exchange-Traded Funds — 5.48%
SPDR S&P Global Natural Resources ETF	8,053	456,202
Vanguard Global ex-U.S. Real Estate ETF	720	30,665
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard High Dividend Yield ETF	27,580	$ 3,078,755
Vanguard International High Dividend Yield ETF	31,285	2,080,140
Total Exchange-Traded Funds (cost $5,419,532)		5,645,762

Master Limited Partnerships — 0.29%
Black Stone Minerals	18,720	298,771
Total Master Limited Partnerships (cost $161,175)		298,771

Warrants — 0.02%
California Resources †	1,167	22,617
Total Warrants (cost $101,593)		22,617

Total Value of Securities—99.23% (cost $102,994,745)		102,220,573
Receivables and Other Assets Net of Liabilities—0.77%★		789,453
Net Assets Applicable to 10,745,459 Shares Outstanding—100.00%		$103,010,026
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $29,189,276, which represents 28.34% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2023.

8    NQ- IV930 [1223] 0224 (3377354)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $7,617 cash collateral held at broker for futures contracts as of December 31, 2023.
 The following futures contracts were outstanding at December 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 2 yr Notes	$205,914	$203,659	3/28/24	$2,255	$—	$125
7	US Treasury 5 yr Notes	761,414	742,502	3/28/24	18,912	—	602
(2)	US Treasury 10 yr Notes	(225,781)	(217,542)	3/19/24	—	(8,239)	—
(3)	US Treasury 10 yr Ultra Notes	(354,047)	(336,813)	3/19/24	—	(17,234)	281
Total Futures Contracts			$391,806		$21,167	$(25,473)	$1,008
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit

NQ- IV930 [1223] 0224 (3377354)    9